Prepaid Forward Gold Contract Liability (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Forward Gold Contract Liability (Details) [Line Items]
Purchase of shares		47,045	47,045
Per month ounce rate		$ 500	$ 500	$ 500
Common shares		8,000	8,000
Cumulative		31,027	26,839	11,542
Amounts payable		4 days	4 days
PDK [Member]
Prepaid Forward Gold Contract Liability (Details) [Line Items]
Per month ounce rate	$ 500
Debt received net amount	$ 13,600,000
Purchase agreement, description		the Purchase Agreement contains a royalty provision whereby royalties of 4% are due on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also accrues a 5% withholding tax to the state of Utah on the royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter.	the Purchase Agreement contains a royalty provision whereby royalties of 4% are due to PDK on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also accrues a 5% withholding tax to the state of Utah on the PDK royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter.